Tax expense - theoretical and recognized income tax reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Theoretical income taxes	€ 1,186	€ 621	€ 51
Tax effect on:
Recognition and utilization of previously unrecognized deferred tax assets	(164)	(42)	(20)
Permanent differences	(397)	(194)	(36)
Tax credits	(23)	(340)	(238)
Deferred tax assets not recognized and write-downs	1,092	531	303
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	924	587	70
Taxes relating to prior years	(23)	32	(2)
Tax rate changes	(22)	0	0
Withholding tax	83	61	49
Other differences	0	(8)	(36)
Total Tax expense, excluding IRAP	€ 2,656	€ 1,248	€ 141
Effective tax rate	43.00%	40.20%	54.40%
IRAP (current and deferred)	€ (5)	€ 44	€ 25
Total Tax expense	€ 2,651	€ 1,292	€ 166